UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1.	Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of March 31, 2007 (Unaudited)

Moody’s Rating	Principal Amount (000)#		Description	Value
LONG-TERM INVESTMENTS 98.5%
ASSET BACKED SECURITIES 4.1%
Aa2	$387		ACE Securities Corp., Ser. 2004-OP1, Class M1, 5.84%, 4/25/34	$386,961
Aaa	362		Ser. 2006-HE2, Class A2D, 5.59%, 5/25/36(h)	363,117
Aa2	662		Aegis Asset Backed Securities Trust, Ser. 2003-1, Class M1, 6.37%, 5/25/33	648,217
Baa1	268	(f)	American Express Credit Account Master Trust, Ser. 2004-C, Class C, 5.82%, 2/15/12(h)	268,139
Aaa	460		American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 4.39%, 2/25/45(h)	454,098
Baa2	175		Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 8.245%, 10/25/31	175,252
AA+(e)	43		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 6.67%, 10/25/32	43,018
Baa2	1,475		BA Credit Card Trust, Ser. 2006-C5, Class C5, 5.72%, 1/15/16	1,477,368
Baa2	740		Bank One Issuance Trust, Ser. 2003-C1, Class C1, 4.54%, 9/15/10	734,766
Aaa	404		Bear Stearns Asset Backed Securities, Inc., Ser. 2002-2 Class A2, 5.92%, 10/25/32(h)	405,317
Aaa	524		Brazos Student Finance Corp., Ser. 1998-A, Class A2, 5.95%, 6/1/23(h)	526,730
A2	109		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 8.695%, 3/25/33	99,622
A1	600		Centex Home Equity, Ser. 2005-A, Class M4, 6.12%, 1/25/35(h)	601,523
Baa2	1,630		Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.00%, 6/10/15	1,592,523
Aaa	3,500		College Loan Corp. Trust, Ser. 2006-1, Ser. A, I/O, 10.00%, 7/25/08	461,563

A2	639		Countrywide Asset Backed Certs., Ser. 2002-BC3, Class M2, 7.045%, 5/25/32(h)	639,921
Aa3	650		Ser. 2004-12, Class MV3, 5.98%, 3/25/35(h)	653,099
A2	57		CS First Boston Mtge. Securities Corp., Ser. 2002-HE4, Class M2, 7.57%, 8/25/32	57,077
Aa2	520		Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	517,644
Aa2	640		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FF6, ClassM2, 5.76%, 5/25/36(h)	640,835
Baa2	545		Ford Credit Auto Owner Trust, Ser. 2006-B, Class C, 5.68%, 6/15/12	551,066
Aa2	250		Fremont Home Loan Trust, Ser. 2003-B, Class M1, 6.02%, 12/25/33	250,709
Aaa	1,500		GSAMP Trust, Ser. 2006-HE3, Class A2D 5.57%, 5/25/36	1,471,490
Aaa	277		HSI Asset Securitization Corp. Trust, 2006-HE2, Class 2A1, 5.37%, 12/25/36	277,173
Aaa	800		Ixis Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4, 5.62%, 3/25/36	803,984
Aaa	750		Ser. 2006-HE2, Class A4, 5.58%, 8/25/36	753,766
Aaa	98		Long Beach Mortgage Loan Trust, Ser. 2004-4, Class 1A1, 5.60%, 10/25/34	98,542
BBB(e)	1,400	(f)	MBNA Master Credit Card Trust USA, Ser. 1999-J, Class C, 7.85%, 2/15/12	1,492,577
Aa2	542		Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 6.12%, 5/25/33(h)	543,715
Aaa	23	(f)	Quest Trust, Ser. 2004-X2, Class A1, 5.88%, 6/25/34	23,227
Aa3	550		Residential Asset Mortgage. Products, Inc., Ser. 2004-RS12, Class MII2, 6.12%, 12/25/34(h)	552,855
A1	309		Saxon Asset Securities Trust, Ser. 2002-2, Class M2, 6.47%, 8/25/32(h)	309,170
Aaa	500		Ser. 2002-3, Class M1, 6.07%, 12/25/32(h)	500,400
NR	57		Small Business Administration Corp., Ser. 2000-P10B, Class 1, 7.449%, 8/1/10	59,797

NR	1,262	Ser. 2001-P10B, Class 1, 6.344%, 8/1/11	1,304,756
NR	698	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.29%, 1/1/21	722,612
NR	231	Ser. 2003-20I, Class 1, 5.13%, 9/1/23	231,359
BBB(e)	346	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 7.32%, 7/25/32(h)	308,552

		Total asset backed securities	21,002,540

COLLATERALIZED MORTGAGE OBLIGATIONS 2.6%
AAA(e)	537	Banc of America Funding Corp., Ser 2005-D, Class A1, 4.1143%, 5/25/35(h)	528,370
Aaa	65	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.50%, 10/25/31	65,840
Aaa	190	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1, 5.6252%, 2/25/33(h)	188,973
Aaa	862	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 5.39%, 5/25/35(h)	862,731
Aaa	287	Ser. 2005-4, Class 23A2, 5.3858%, 5/25/35(h)	287,527
Aaa	246	Countrywide Home Loans, Ser. 2005-HYB9, Class 3A2A, 5.25%, 2/20/36	244,539
Aaa	700	Countrywide Alternative Loan Trust, Pass-Thru Certs., Ser. 2004-18CB, Class 3A1, 5.25%, 9/25/19	685,090
NR	10	Fannie Mae, Ser. 2000-32, Class FM, 5.77%, 10/18/30	9,721
NR	489	Ser. 2001-29, Class Z, 6.50%, 7/25/31	495,975
NR	1,130	FHLMC Structured Pass-Through Securities, Ser. T-61, Class 1A1, 6.383%, 7/25/44	1,141,877
NR	101	Ser. T-63, Class 1A1, 6.183%, 2/25/45	101,354
NR	277	Freddie Mac, Ser. 1628, Class LZ, 6.50%, 12/15/23	284,294
NR	677	Ser. 1935, Class JZ, 7.00%, 2/15/27	707,382
NR	388	Ser. 2241, Class PH, 7.50%, 7/15/30	391,551
NR	5	Government National Mortgage Association, Ser. 2000-26, Class DF, 5.72%, 9/20/30	4,914
NR	6	Ser. 2000-30, Class FB, 5.77%, 10/16/30	6,372

Aaa	7	Indymac ARM Trust, Ser. 2001-H2, Class A1, 6.663%, 1/25/32	6,508
Aaa	563	Master Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.00%, 4/25/19	551,812
AAA(e)	555	Master Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.50%, 9/25/33	544,600
AAA(e)	238	Prime Mortgage Trust, Ser. 2004-CL1, Class 1A2, 5.72%, 2/25/34	238,369
AAA(e)	65	Ser. 2004-CL1, Class 2A2, 5.72%, 2/25/19	65,479
AAA(e)	1,077(f)	Regal Trust IV, Ser. 1999-1, Class A, 5.858%, 9/29/31	1,072,700
Aaa	138	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.50%, 3/25/32	139,375
Aaa	1,110	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 4.17%, 2/25/34(h)	1,107,371
Aaa	172	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 5.65%, 9/19/32	172,290
Aaa	29	Structured Asset Securities Corp., Ser. 2002-1A, Class 4A, 6.037%, 2/25/32	29,215
Aaa	33	Ser. 2002-14A, Class 2A1, 6.15%, 7/25/32(h)	32,852
Aaa	469	Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1, 5.43%, 12/25/36	469,026
Aaa	228	WAMU Mortgage Pass-Through Certs., Ser. 2002-AR11, Class A1, 5.113%, 10/25/32	226,875
Aaa	383	Ser. 2002-AR15, Class A5, 4.38%, 12/25/32(h)	379,944
Aaa	1,210	Ser. 2003-R1, Class A1, 5.59%, 12/25/27	1,210,316
Aaa	223	Ser.2005-AR13, Class A1A1, 5.61%, 10/25/45	222,881
Aaa	29	Washington Mutual MSC Mortgage Pass-Thru Certs., Ser. 2003-AR1, Class 2A, 5.38%, 2/25/33	29,167
AAA(e)	882	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 4.95%, 3/25/36(h)	876,068

		Total collateralized mortgage obligations	13,381,358

COMMERCIAL MORTGAGE BACKED SECURITIES 7.8%
AAA(e)	1,450	Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB, 4.864%, 11/10/42(h)	1,445,836

Baa2	650(f)	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 6.47%, 11/15/33	676,657
Aaa	600	Ser. 2005-T18, Class AAB, 4.823%, 2/13/42(h)	587,711
Aaa	800	Ser. 2005-T20, Class AAB, 5.139%, 10/12/42(h)	799,999
Aaa	2,700	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5, 5.617%, 10/15/48	2,742,782
Aaa	2,600	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	2,601,625
Aaa	390	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.311%, 12/15/39	387,483
Aaa	3,300	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4, 4.111%, 7/5/35	3,117,523
AAA(e)	715	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 4/10/38(h)	725,807
Aaa	1,500	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A2, 5.255%, 7/12/37	1,501,551
Aaa	1,740	Ser. 2003-ML1A, Class A2, 4.767%, 3/12/39(h)	1,701,481
Aaa	1,880	Ser. 2005-CB13, Class A4, 5.2943%, 1/12/43(h)	1,880,926
Aaa	1,800	Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	1,754,730
Aaa	870	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(h)	845,087
Aaa	2,215	Ser. 2006-CB15, Class A4, 5.814%, 6/12/43(h)	2,285,198
Aaa	2,600	Ser. 2006-CB17, Class A4, 5.429%, 12/12/43	2,606,605
Aaa	600	LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 7/15/35	614,814
Aaa	1,295	Ser. 2003-C8, Class A3, 4.83%, 11/15/27	1,279,684
Aaa	1,100	Ser. 2004-C8, Class A6, 4.799%, 12/15/29(h)	1,067,761
Aaa	1,700	Ser. 2006-C4, Class A4, 5.8996%, 6/15/38(h)	1,772,922
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 8/12/39	1,460,846
Aaa	385	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.91%, 6/12/46(h)	401,326
Aaa	2,600	Ser. 2007-5, Class A4, 5.378%, 8/12/48	2,593,250
Aaa	133	Morgan Stanley Dean Witter Capital I, Ser. 2000-PRIN, Class A3, 7.36%, 2/23/34	133,719

AAA(e)	3,930	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A2, 4.867%, 2/15/35	3,864,519
AAA(e)	1,245	Ser. 2003-C9, Class A3, 4.608%, 12/15/35	1,222,467

		Total commercial mortgage backed securities	40,072,309

CORPORATE BONDS 33.1%
Aerospace & Defense 0.3%
B3	1,350(b)(f)	Hawker Beechcraf Acquisition Co. LLC, Sr. Notes, 8.50%, 4/1/15	1,402,313
Baa1	48	Raytheon Co., Notes, 4.50%, 11/15/07	47,746

			1,450,059

Airlines 0.6%
Baa1	500	Continental Airlines, Inc., Pass-Thru Certs., Ser. A, 5.983%, 4/19/22	500,000
Baa2	1,800	Ser. 00-2, 7.487%, 10/2/10	1,899,000
Baa2	7	Ser. 01-1, 6.703%, 6/15/21	7,166
Ba1	537	7.373%, 12/15/15	539,462
NR	177	United Airlines, Inc., Pass-Thru Certs., Ser. A4, 9.21%, 1/21/17	12,372

			2,958,000

Automotive 0.9%
Baa1	165	Auburn Hills Trust, Debs., 12.375%, 5/1/20	260,785
Baa3	215(f)	Equus Cayman Finance Ltd., (Cayman Islands), Notes, 5.50%, 9/12/08	215,291
Ba3	998(g)	Ford Motor Co., Bank Loan, 8.36%, 12/12/13	1,000,271
B1	800	Ford Motor Credit Co., Notes, 6.625%, 6/16/08	797,476
B1	200	7.875%, 6/15/10	200,744
Caa1	500	General Motors Acceptance Corp., Notes 7.20%, 1/15/11	475,000
Baa3	500(f)	Hyundai Motor Manufacturing Alabama LLC, Gtd. Notes, 5.30%, 12/19/08	499,410
Baa1	70	Johnson Controls, Inc., Sr. Notes, 5.50%, 1/15/16	69,322
Ba3	3(g)	Oshkosh Truck Corp., Bank Loans, 7.32%, 12/6/13	2,508
Ba3	995(g)	7.35%, 12/6/13	998,376

			4,519,183

Banking 2.5%
A3	2,750	Bank United Corp., Sub. Notes, 8.875%, 5/1/07	2,757,160
Baa1	650(f)	Chuo Mitsui Trust & Banking Co. Ltd (Japan), Sub. Notes, 5.506%, 12/29/49(h)	627,742
Aaa	1,395(f)	Depfa ACS Bank, (Ireland), 5.125%, 3/16/37	1,328,192
Aaa	600	Dnb Norbank Asa (Norway), Notes, 5.4025%, 2/25/08	600,030
Ba2	400	Dresdner Kleinwort Wasserstein (Germany), Notes, 7.75%, 9/23/09	409,160
A1	100(f)	HBOS PLC. (United Kingdom), Sub. Notes, 5.92%, 9/29/49(h)	97,985
Aa3	200	HSBC Holdings PLC (United Kingdom), Unsec’d. Notes, 6.50%, 5/2/36	211,382
Baa2	900(b)(f)	ICICI Bank Ltd. (India), Bonds, 7.25%, 12/31/49(h)	932,662
Baa2	600(f)	ICICI Bank, Ltd. (Singapore), Notes, 5.75%, 11/16/10	603,490
Aa3	700(b)	JPMorgan Chase Capital XXII, Gtd. Notes, 6.45%, 2/2/37	686,055
Baa1	650(b)(f)	Kazkommerts International BV (Netherlands), Gtd. Notes, 7.875%, 4/7/14	661,375
Baa1	360(f)	8.00%, 11/3/15	364,068
A3	300(f)	PNC Preferred Funding Trust I, Sr. Unsec’d. Notes, 6.113%, 12/31/49(h)	298,024
Baa1	900(f)	Resona Preferred Global Securities Ltd. (Cayman Islands), 5.85%, 9/29/49(h)	895,601
Ba2	800(f)	Russian Standard Finance SA for Russian Standard Bank, 7.50%, 10/7/10	769,000
A2	1,600(f)	Sumitomo Mitsui Banking Corp. (Japan), Notes, 5.625%, 7/29/49(h)	1,576,026

			12,817,952

Brokerage 0.9%
A1	2,430	Goldman Sachs Group, Inc., Sub. Notes, 6.45%, 5/1/36	2,468,386
A1	1,500	Merrill Lynch & Co, Inc., Sub. Notes, 6.11%, 1/29/37	1,454,198
Aa3	600	Morgan Stanley, Notes, 5.45%, 1/9/17	590,131

			4,512,715

Building Materials & Construction 0.5%
Baa3	855	American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	906,127
Baa1	210	CRH America, Inc., Gtd. Notes, 6.00%, 9/30/16	212,877
Baa3	900	RPM International, Inc., Sr. Notes, 4.45%, 10/15/09	881,449
Baa3	495	Ryland Group, Inc., Sr. Notes, 5.375%, 6/1/08	494,287

			2,494,740

Cable 0.6%
Baa2	475	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	616,831
B2	1,000	CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	1,011,250
Ba2	1,250(g)	Insight Midwest Holding LLC, Bank Loan, 6.61%, 10/6/13	1,258,854

			2,886,935

Capital Goods 0.9%
Baa1	700(f)	Erac USA Finance Co., Notes, 6.20%, 11/1/16	724,947
Baa2	625	FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	667,301
A2	1,000	Honeywell International Inc., Sr. Notes, 5.70%, 3/15/37	967,915
A3	1,500	Rockwell Automation, Inc., Debs., 5.20%, 1/15/98	1,211,943
Baa3	205	Tyco International Group SA (Luxembourg), Gtd. Notes, 6.75%, 2/15/11	218,502
A2	945	United Technologies Corp., Sr. Notes, 6.05%, 6/1/36	968,291

			4,758,899

Chemicals 1.1%
B2	107(b)	BCP Crystal US Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	121,543
A3	250	Dow Chemical Co. (The), Debs., 7.375%, 11/1/29	278,240
Ba1	550	Huntsman International LLC, Gtd. Notes, 11.625%, 10/15/10	596,063
Baa2	540	ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	532,020
Baa3	200	Lubrizol Corp., Notes, 5.875%, 12/1/08	202,312
Baa3	1,100	Sr. Notes, 4.625%, 10/1/09	1,086,689
Baa1	2,200	Potash Corp. of Saskatchewan (Canada), Notes, 5.875%, 12/1/36	2,129,080
Ba2	850	Union Carbide Corp., Debs., 7.50%, 6/1/25	911,311

			5,857,258

Consumer 0.8%
Ba3	450	Playtex Products, Inc., Sec’d. Notes, 8.00%, 3/1/11	470,250
Aa3	2,200	Procter & Gamble Co., Sr. Notes, 5.55%, 3/5/37	2,140,455
Ba3	140(f)	Realogy Corp., Notes, 6.15%, 10/15/11	143,150
A3	1,000	West Union Co. (The), Gtd. Notes, 5.93%, 10/1/16	1,002,150
A3	625	Sr. Unsec’d. Notes, 6.20%, 11/17/36	593,375

			4,349,380

Electric 2.4%
Baa2	750	CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	755,983
Ba3	640	CMS Energy Corp., Sr. Notes, 8.90%, 7/15/08	664,000
Baa2	250	Consumers Energy Co., First Mortgage Bonds, Ser. B, 5.375%, 4/15/13	249,677
B1	600	Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	621,000
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.00%, 5/15/35	723,239
Baa3	185	Empresa Nacional de Electricidad SA (Chile), Notes, 8.35%, 8/1/13	209,772
Baa2	500	Energy East Corp., Notes, 6.75%, 6/15/12	530,438
Baa2	15	6.75%, 9/15/33	15,741
Baa3	1,000(b)	Enersis S.A., (Chile), Notes, 7.375%, 1/15/14	1,085,390
Baa2	125	Exelon Corp., Notes, 4.90%, 6/15/15	116,803
Baa3	210	FirstEnergy Corp., Notes, Ser. C, 7.375%, 11/15/31	238,574
A1	400(f)	Korea East-West Power Co. Ltd., Sr. Unsub. Notes, 4.875%, 4/21/11	395,457
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.45%, 9/15/20	333,710
A2	400	Northern State Power Co., First Mtge. Bonds, Ser. B, 8.00%, 8/28/12	452,382
B1	450	NRG Energy, Inc., Gtd. Notes, 7.25%, 2/1/14	461,250
B1	475	7.375%, 1/15/17	487,469
Baa2	40	Ohio Edison Co., Sr. Unsec’d. Notes, 6.875%, 7/15/36	43,386
B2	503	Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	580,965
Baa3	1,500	PSEG Funding Trust II, Notes, 5.381%, 11/16/07	1,498,673
Ba2	235	TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	249,100
Baa2	1,955(f)	TXU Energy Co. LLC, Sr. Unsec’d. Notes, 5.85%, 9/16/08	1,954,841
Baa1	775	Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	758,228

			12,426,078

Emerging Markets 0.1%
Baa3	776(f)	Alfa Bank, Ser. 1A, Class A, 6.96%, 3/15/11	776,000
Energy - Integrated 0.5%
A1	915	ConocoPhilips Canada Funding Co. (Canada), Gtd. Notes, 5.625%, 10/15/16	930,161
Baa2	1,500(f)	TNK-BP Finance SA (Luxembourg), Gtd. Notes, 6.625%, 3/20/17	1,488,750

			2,418,911

Energy - Other 0.7%
Baa1	775(f)	GS Caltex Corp., Bonds, 7.75%, 7/25/11	846,604
Baa1	135	Halliburton Co., Notes, 5.50%, 10/15/10	136,458
Ba3	450	Newfield Exploration Co., Sr. Sub. Notes, 6.625%, 4/15/16	450,000
A3	900	Occidental Petroleum Corp., Notes, MTN, 4.25%, 3/15/10	881,497
Baa2	305	Talisman Energy, Inc. (Canada), Notes, 5.125%, 5/15/15	291,425
Baa2	425	Sr. Unsec’d. Notes, 6.25%, 2/1/38	403,268
Ba3	470	Western Oil Sands, Inc. (Canada), Sec’d. Notes, 8.375%, 5/1/12	525,225

			3,534,477

Foods 1.1%
B3	400(f)	Aramark Corp., Sr. Notes, 8.50%, 2/1/15	416,000
Baa2	550	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.00%, 10/1/28	585,573
Caa1	22	Dole Food Co., Inc., Gtd. Notes, 7.25%, 6/15/10	21,010
Baa2	1,100(f)	HJ Heinz Co., Notes, 6.428%, 12/1/08	1,119,008
A3	120	Kraft Foods, Inc., Sr. Unsec’d. Notes, 5.625%, 11/1/11	121,463
Ba1	2,425	Tyson Foods, Inc., Sr. Unsec’d. Notes, 6.85%, 4/1/16	2,515,483
Ba2	400	8.25%, 10/1/11	437,951
Baa2	420	Yum! Brands, Inc., Sr. Notes, 8.875%, 4/15/11	471,576

			5,688,064

Gaming 0.2%
Baa3	500	Harrah’s Operating Co., Inc., Gtd. Notes, 7.125%, 6/1/07	501,875
B1	4	Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	4,310
Ba2	750	MGM Mirage, Inc., Gtd. Notes, 6.875%, 4/1/16	729,375

			1,235,560

Healthcare & Pharmaceutical 2.0%
Caa2	410	Accellent, Inc., Gtd. Notes, 10.50%, 12/1/13	424,350
B3	400	Alliance Imaging, Inc., Sr. Sub. Notes, 7.25%, 12/15/12	392,000
Ba1	2,600	AmerisourceBergen Corp., Gtd. Notes, 5.875%, 9/15/15	2,583,693
Baa3	280	Boston Scientific Corp., Sr. Notes, 6.40%, 6/15/16	280,737

Baa2	175(f)	Cardinal Health Inc., Notes 5.80%, 10/15/16	174,363
Baa2	230	Sr. Unsub. Notes, 5.85%, 12/15/17	229,615
Caa1	575	HCA, Inc., Notes 7.69%, 6/15/25	495,672
B2	600(f)	Sec’d. Notes, 9.625%, 11/15/16	648,000
Caa1	72	Sr. Unsec’d. Notes, 6.25%, 2/15/13	65,430
Ba3	499(g)	HCA, Inc. Bank Loan, 7.60%, 11/14/13	502,802
Ba3	1,500(g)	Health Management Associates, Bank Loan, 7.11%, 2/28/14	1,503,984
Baa3	1,400	Hospira, Inc., Sr. Notes, 5.55%, 3/30/12	1,400,552
A3	655	Wyeth, Unsub. Notes, 5.45%, 4/1/17	651,500
A3	915	5.95%, 4/1/37	901,139
A3	185	Unsub. Notes, 6.45%, 2/1/24	194,125

			10,447,962

Healthcare Insurance 1.6%
A3	1,525	Aetna, Inc., Sr. Sub Notes, 6.625%, 6/15/36	1,631,970
Baa2	965	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 3/15/17	948,777
Baa2	1,600	6.15%, 11/15/36	1,585,574
Ba1	455	Coventry Health Care Inc., Sr. Unsec’d. Notes, 5.95%, 3/15/17	452,556
Ba1	2,100	6.125%, 1/15/15	2,126,042
Baa1	1,400	WellPoint, Inc., Unsec’d. Notes, 5.85%, 1/15/36	1,352,651

			8,097,570

Insurance 0.9%
A3	300	Ace INA Holdings, Inc., Gtd. Notes, 5.70%, 2/15/17	301,250
Baa1	500	Allied World Assurance Holdings Ltd., Sr. Unsec’d. Notes, 7.50%, 8/1/16	539,062
A1	85	Allstate Corp. (The), Sr. Notes, 5.95%, 4/1/36	84,764
Aa2	625(a)(f)	American International Group, Inc., Notes, 4.25%, 5/15/13	594,360
Aa2	200	Sr. Notes, 5.05%, 10/1/15	195,677
Baa1	2,350	Axis Capital Holdings Ltd., Notes, 5.75%, 12/1/14	2,338,308

Baa2	130	Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, 5.75%, 9/15/15	129,138
Baa2	260	XL Capital Ltd. (Cayman Islands), Notes, 6.50%, 12/31/49(h)	252,177
A3	25	Sr. Notes, 5.25%, 9/15/14	24,498

			4,459,234

Lodging 0.4%
A3	225	Carnival PLC (United Kingdom), Notes, 7.30%, 6/1/07	225,600
Ba3	500(f)	Felcor Lodging LP, Notes, 7.275%, 12/1/11	505,000
Ba1	440	Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes, 8.00%, 5/15/10	467,959
Baa3	780	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes, 7.375%, 5/1/07	780,956

			1,979,515

Media & Entertainment 1.4%
Baa3	1,055	Clear Channel Communications, Inc., 8.00%, 11/1/08	1,093,107
B2	680	Dex Media West LLC, Gtd. Notes, Ser. B, 9.875%, 8/15/13	742,050
Ba2	250(g)	Idearc Inc., Bank Loans, 6.82%, 11/17/13	251,438
Ba2	500(g)	7.31%, 11/9/14	502,875
B2	500(f)	Quebecor World Capital Corp. (Canada), Sr. Notes, 8.75%, 3/15/16	506,250
Baa2	760(b)	Time Warner, Inc., Gtd. Notes, 5.875%, 11/15/16	766,328
Ba3	1,300(g)	Univision Communications Inc., Bank Loans, 7.60%, 9/16/14	1,298,817
Baa3	700	Viacom, Inc., Sr. Notes, 5.75%, 4/30/11	709,607
Baa3	1,200	6.25%, 4/30/16	1,216,500

			7,086,972

Metals 0.9%
Ba3	1,200	Freeport-McMoran Copper & Gold, Inc., Sr. Unsec’d. Notes, 8.25%, 4/1/15	1,291,500
Ba2	1,000(g)	Freeport-McMoran Copper & Gold Inc., Bank Loan, 7.10%, 3/19/14	1,002,548
Ba1	200	Peabody Energy Corp., Gtd. Notes, 7.375%, 11/1/16	210,500
Ba2	500	Russel Metals, Inc. (Canada), Gtd. Notes, 6.375%, 3/1/14	478,750
Baa2	400	Southern Copper Corp., Sr. Unsec’d. Notes, 7.50%, 7/27/35	431,151
Baa3	475	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36	490,526

Baa2	900(f)	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 5.50%, 11/16/11	905,070

			4,810,045

Non-Captive Finance 2.6%
BB(e)	600(f)	Calabash Re Ltd. (Cayman Islands), Notes, 13.755%, 1/8/10	617,887
Baa1	150(b)	Capital One Financial Corp., Sub. Notes 6.15%, 9/1/16	152,144
A2	780	CIT Group Inc., Sr. Notes, 5.65%, 2/13/17	770,415
Aaa	AUD 1,090	GE Capital Australia Funding Pty. Ltd., MTN, 6.00%, 4/15/15	843,019
Aaa	700	General Electric Capital Corp., Sr. Unsec’d. Notes, 5.39%, 10/26/09	699,373
Aaa	2,300	5.42%, 10/6/10	2,298,129
Ba1	100	GMAC LLC, Ser. Unsub. Notes, 6.00%, 12/15/11	96,991
A1	900	HSBC Finance Capital Trust IX, Gtd. Notes, 5.911%, 11/30/35(h)	893,372
Baa3	1,750	Nelnet, Inc., Notes, 7.40%, 9/29/36(h)	1,797,500
Baa3	300(f)	Phoenix Quake Ltd. (Cayman Islands), Notes, 7.81%, 7/3/08	301,740
Baa3	400(f)	Phoenix Quake Wind Ltd. (Cayman Islands), Notes, 7.81%, 7/3/08	401,284
Aaa	1,100(f)(g)	Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes, 6.086%, 7/3/33(h)	1,107,700
Baa3	2,230	Residential Capital Corp., Sr. Notes, 6.50%, 4/17/13	2,208,828
Baa3	1,000	Sr. Unsec.’d, Notes, 6.375%, 6/30/10	999,731

			13,188,113

Non-Corporate Foreign Agency 2.3%
A2	100	China Development Bank (China), Notes, 5.00%, 10/15/15	98,162
Ba2	400	Credit Suisse First Boston International for CJSC The EXIM of Ukraine (United Kingdom), Bonds, 6.80%, 10/4/12	390,752
A2	100(f)	Export-Import Bank, (China), Notes, 4.875%, 7/21/15	97,300
BBB+(e)	572(f)	Gazprom International SA (Luxembourg), Gtd. Notes, 7.201%, 2/1/20	600,865
A3	420	Gazprom OAO (Russia), Sec.’d. Notes, 10.50%, 10/21/09	470,925
Aaa	JPY 442,000	Landwirtschaftliche Rentenbank (Germany) Gov’t., Gtd. Notes, 0.65%, 9/30/08	3,747,173
BB-(e)	1,390(f)	National Power Corp. (Philippines), Gtd. Notes, 9.61%, 8/23/11	1,563,750
Baa1	200	Pemex Project Funding Master Trust, Gtd. Notes, 5.75%, 12/15/15	200,400
Baa1	300	7.375%, 12/15/14	331,350
Baa1	600	8.00%, 11/15/11	663,000
Baa1	1,000	9.125%, 10/13/10	1,119,500

Ba3	490(f)	Peru Enhanced Pass-Through Finance Ltd, Zero, 5/31/18	330,750
Baa1	86(f)	Petroleum Export Ltd. (Cayman Islands), Sr. Notes, 5.265%, 6/15/11	84,113
A1	1,530(f)	Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12	1,651,913
Aa3	250(f)	Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Bonds, 5.298%, 9/30/20	241,083

			11,591,036

Paper 0.7%
B2	525	Catalyst Paper Corp. (Canada), Gtd. Notes, 8.625%, 6/15/11	532,875
Ba1	800(g)	Domtar Corp., Bank Loan, 6.723%, 3/5/14	798,334
B2	425	Domtar, Inc., Notes, 7.875%, 10/15/11	445,188
B2	780	Graphic Packaging International Corp., Sr. Notes, 8.50%, 8/15/11	811,199
Baa3	725	International Paper Co., Notes, 4.00%, 4/1/10	700,194
Ba3	485	Norampac, Inc. (Canada), Sr. Notes, 6.75%, 6/1/13	479,544

			3,767,334

Pipelines & Other 0.7%
Baa3	500	Atmos Energy Corp., Notes, 4.00%, 10/15/09	485,154
Ba3	700	El Paso Corp., Sr. Notes, MTN, 7.75%, 1/15/32	773,500
Baa3	900	Enterprise Products Operating LP, Sr. Notes 4.00%, 10/15/07	893,440
Baa2	1,500	Oneok, Inc., Sr. Unsec’d. Notes, 5.51%, 2/16/08	1,502,389

			3,654,483

Real Estate Investment Trusts 0.2%
Baa3	500	Equity One, Inc., Gtd., Notes, 3.875%, 4/15/09	484,615
Baa3	665	Post Apartment Homes LP, Sr. Notes, 5.45%, 6/1/12	657,234

			1,141,849

Retailers 0.8%
Ba2	1,510	Couche-Tard Finance Corp., Sr. Sub. Notes, 7.50%, 12/15/13	1,551,525
Ba1	2,400	Gap, Inc. (The), Notes, 6.90%, 9/15/07	2,413,800
Aa3	325	Home Depot, Inc., Sr. Unsec’d. Notes, 5.875%, 12/16/36	309,863

			4,275,188

Technology 1.1%
Ba2	650	Certegy, Inc., Notes, 4.75%, 9/15/08	637,892
Baa1	375	Equifax, Inc., Notes, 4.95%, 11/1/07	373,515
B1	1,500(f)	Freescale Semiconductor, Inc., Sr. Notes, 9.125%, 12/15/14	1,488,749
B2	500(b)(f)	Sr. Sub. Notes, 10.125%, 12/15/16	501,250
Ba2	400	Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	397,910
Baa1	31	Motorola, Inc., Sr. Notes, 8.00%, 11/1/11	34,189
Caa1	310	Sensata Technologies (Netherlands), Gtd. Notes, 8.00%, 5/1/14	308,063
Baa3	1,850	Xerox Corp., Sr. Unsec’d. Notes, 6.40%, 3/15/16	1,902,770

			5,644,338

Telecommunications 3.0%
A2	178(f)	ALLTEL Ohio LP, Gtd. Notes, 8.00%, 8/15/10	190,977
A2	600	AT&T Corp., Sr. Notes, 8.00%, 11/15/31	741,472
A2	505	Cingular Wireless Services, Inc., Notes, 8.125%, 5/1/12	568,466
Baa1	1,325	Sr. Notes, 8.75%, 3/1/31	1,709,174
Ba2	565	Citizens Communications Co., Sr. Notes, 7.625%, 8/15/08	581,950
Baa3	3,100	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 6/1/16	3,160,590
B1	900(g)	Hawaiian Telcommunications, Bank Loan, 7.62%, 4/30/12	902,953
B3	425(f)	Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14	436,688
B1	400	Quest Capital Funding, Inc., Gtd. Notes, 7.25%, 2/15/11	409,500
Ba1	500	Qwest Corp., Sr. Notes, 7.625%, 6/15/15	533,750
Baa3	1,050	Sprint Nextel Corp., Unsec’d. Notes, 6.00%, 12/1/16	1,033,311
Baa1	1,150	Telecom de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes, 6.80%, 5/15/09	1,177,796
Baa2	540	Telecom Italia Capital SA(Luxembourg), Gtd. Notes, 4.875%, 10/1/10	531,521
Baa2	875	7.20%, 7/18/36	910,975
Baa1	800	Telefonica Emisiones 6.421%, 6/20/16	834,979
Baa1	1,310	TELUS Corp. (Canada), Notes, 7.50%, 6/1/07	1,314,149
Baa1	500	8.00%, 6/1/11	547,613
A3	30(b)	Verizon Communications, Inc., Sr. Notes, 5.85%, 9/15/35	28,370

			15,614,234

Tobacco 0.4%
Baa1		75	Altria Group, Inc., Debs., 7.75%, 1/15/27	89,641
Baa1		325	Notes, 7.65%, 7/1/08	334,045
Ba2		1,200	Reynolds American, Inc., Gtd. Notes, 6.50%, 7/15/10	1,230,601
Ba2		270	7.625%, 6/1/16	287,234

				1,941,521

			Total corporate bonds	170,383,605

FOREIGN GOVERNMENT OBLIGATIONS 6.1%
Ba2		1,500	Brazilian Government International Bonds, 9.25%, 10/22/10	1,686,000
Ba2	BRL	1,250(b)	12.50%, 1/5/16	695,590
Aaa	EUR	140	Deutsche Bundesrepublik, 4.00%, 1/4/37	179,395
B3	ANS	30	Federal Republic of Argentina, 3.00%, 4/30/13	497,700
B3		1,425(b)	5.475%, 8/3/12(h)	1,310,882
A2	HUF	929,580	Hungary Government Bond, 8.00%, 2/12/15	5,324,745
Aa2	JPY	132,000	Italy Government International Bond, 3.80%, 3/27/08	1,153,228
B1	EUR	255	Jamaican Government Bond, 11.00%, 7/27/12	409,620
A3	JPY	88,750	Japanese Government Bond, 1.10%, 3/20/33	573,917
A2		44,700	2.20%, 9/20/26	387,144
Baa1	MXN	29,500	Mexican Fixed Rate Bonds, 9.00%, 12/20/12	2,859,067
Baa1		780	Mexico Government International Bond, 6.06%, 1/13/09	786,630
Baa1		1,000	8.00%, 9/24/22	1,232,500
Aaa	NOK	9,245	Norwegian Government Bond, 5.00%, 5/15/15	1,559,449
Ba1		310	Panama Government International Bond, 9.375%, 7/23/12	361,150
Ba3		3	Peru Government International Bond, 6.55%, 3/14/37	2,751
A2	PLZ	12,770	Poland Government Bond, Ser. 1015, 6.25%, 10/24/15	4,729,170
Baa2		1,003(f)	Russian Government International Bond, 8.25%, 3/31/10	1,051,008

Aaa	SEK 7,290	Sweden Government Bond, Series 1041, 6.75%, 5/5/14	1,221,995
Ba3	475	Turkey Government International Bond, 9.875%, 3/19/08	494,285
Aaa	GBP 1,800	United Kingdom Gilt, 4.75%, 6/7/10	3,480,775
B1	160	Uruguay Government International Bond, 7.25%, 2/15/11	168,000
B2	625	Venezuela Government International Bond, 10.75%, 9/19/13	763,125

		Total foreign government obligations	30,928,126

MORTGAGE BACKED SECURITIES 35.4%
	1,218	Federal Home Loan Mortgage Corp. 4.50%, 2/1/19 - 7/1/19	1,181,592
	4,887	5.00%, 11/1/18 - 5/1/34	4,798,012
	2,000	5.00%, TBA 30 YR	1,932,500
	1,194	5.241%, 12/1/35	1,190,766
	2,599	5.50%, 10/1/33 - 7/1/34	2,580,598
	13,500	5.50%, TBA 30 YR	13,356,562
	5,217	6.00%, 2/1/16 - 12/1/36	5,281,316
	922	6.50%, 3/1/16 - 11/1/33	946,579
	408	7.00%, 9/1/32	423,532
	7	7.243%, 7/1/30	6,952
	48	8.50%, 8/1/24 - 12/1/25	51,495
	223	FHA Loan 1993-13, 6.68%, 5/1/10	223,225
	3,595	Federal National Mortgage Association 4.00%, 5/1/19 - 3/1/20	3,396,997
	11,457	4.50%, 6/1/18 - 9/1/35	10,953,815
	2,500	4.50%, 15 YR	2,419,530
	21,743	5.00%, 9/1/17 - 8/1/35	21,301,183
	5,250	5.00%, 30 YR	5,071,175
	50,989	5.50%, 3/1/16 - 10/1/35	50,620,216
	2,000	5.50%, 15 YR	2,004,376
	53	5.608%, 1/1/28	53,794
	118	5.623%, 5/1/36	119,355
	31,651	6.00%, 5/1/16 - 12/1/36	31,950,366
	1,000	6.00%, TBA 15 YR	1,016,250
	6,000	6.00%, TBA 30 YR	6,043,128
	400	6.333%, 9/1/40	408,627
	4,076	6.50%, 12/1/17 - 11/1/33	4,191,208
	301	7.00%, 3/1/32 - 6/1/32	313,165
	38	7.22%, 9/1/31	38,945
	222	Government National Mortgage Association 5.375%, 5/20/30	224,642
	6,558	5.50%, 8/15/33 - 7/15/35	6,519,516
	594	6.00%, 1/15/33 - 12/15/33	603,355
	32	6.125%, 11/20/29	31,931
	2,097	6.50%, 9/15/32 - 11/15/33	2,154,202
	2	8.00%, 8/20/31	1,694
	3	8.50%, 6/15/30	2,935

		Total mortgage backed securities	181,413,534

MUNICIPAL BONDS 0.6%
California 0.3%
Aaa	1,100	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1, 6.25%, 6/1/33	1,216,963
Aaa	300	6.75%, 6/1/39	349,536

			1,566,499

Georgia 0.1%
Aaa	400	Georgia St. Rd. & Twy. Auth. Rev., 5.00%, 3/1/21	419,512

Pennsylvania 0.2%
Aaa	1,000	Adams Cnty. Penn., F.G.I.C., G.O., 4.75%, 11/15/28	1,017,810

		Total municipal bonds	3,003,821

STRUCTURED NOTES 2.9%
B3	1,750(f)	Dow Jones CDX High Yield, Pass-Thru Certs., Ser. 5-T3, 8.25%, 12/29/10	1,820,000
B3	2,650(f)	Ser. 6-T1, 8.625%, 6/29/11	2,792,438
B1	9,951(b)(f)	TRAINS, Sec’d. Notes, 7.548%, 5/1/16	10,118,375

		Total structured notes	14,730,813

U.S. GOVERNMENT AGENCY OBLIGATIONS
	115	Federal Home Loan Mortgage Corp., MTN, 5.00%, 2/16/17	114,768
	100	Federal National Mortgage Association, 5.00%, 2/13/17	99,800

		Total U.S. government agency obligations	214,568

U.S. GOVERNMENT TREASURY SECURITIES 5.9%
	1,775	United States Treasury Bonds, 4.50%, 2/15/36	1,673,491
	7,030(b)	4.75%, 2/15/37	6,920,156
	2,039	United States Treasury Inflation Index, 2.00%, 1/15/26	1,938,113
	19,925(b)	United States Treasury Notes, 4.625%, 2/29/12-2/15/17	19,974,022

		Total U.S. government treasury securities	30,505,782

		Total long-term investments (cost $ 506,460,449)	505,636,456

SHORT-TERM INVESTMENTS 14.1%
Shares
AFFILIATED MUTUAL FUNDS
	1,689,556	Dryden Core Investment Fund — Short Term Bond Series (cost $ 16,903,679)(d)	16,895,559
	55,592,540	Dryden Core Investment Fund — Taxable Money Market Series (cost $ 55,592,540; includes $38,045,719 of cash collateral received for securities on loan)(c)(d)	55,592,540

			72,488,099

Moody’s
Ratings
ASSET-BACKED SECURITY
P-1	150	Nissan Auto Lease Trust, Ser. 2006-A, Class A1, 5.3467%, 12/14/07	150,312

	Notional Amount (000)

OUTSTANDING OPTION PURCHASED*
Call Option
	17	U.S. Long Bond, expiring 5/25/07 @ $ 111 (cost $ 40,148)	21,516

		Total Short-Term Investments (cost $ 72,686,683)	72,659,927

		Total Investments, Before Outstanding Options Written 112.6% (cost $ 579,147,132)	578,296,383

OUTSTANDING OPTION WRITTEN*
Call Option
	17	U.S. Long Bond, expiring 5/25/07 @ $ 115 (premium received $ 8,727)	(2,656)
		Total Investments, Net of Outstanding Options Written 112.6% (cost $ 579,138,405)(i)	578,293,727
		Other liabilities in excess of other assets(j) (12.6%)	(64,750,978)

		Net Assets 100.0%	$513,542,749

The following abbreviations are used in portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

GBP—Pound Sterling

HUF—Hungarian Forint

I/O—Interest Only

JPY—Japanese Yen

MTN— Medium Term Note

MXN—Mexican Peso

NOK—Norwegian Krone

NR—Not Rated by Moody’s or Standard & Poor’s

PLZ—Polish Zloty

TBA—To be announced Security

TRAINS—Targeted Return Index Securities

*	Non-income producing security.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $37,044,069; cash collateral of $38,045,719 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates securities that have been deemed illiquid.
(h)	Variable rate instrument.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$579,175,891	$4,710,769	$5,718,401	$1,007,632

The difference between book basis and tax basis was attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales.

(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps as follows:

Open future contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
	Long Positions:
13	Australian 10 Yr Bond	Jun. 2007	$991,998	$990,036	$(1,962)

59	Euro 10 Yr. Bund	Jun. 2007	9,116,722	9,057,401	(59,321)

4	U.K. March Long GILT	Jun. 2007	857,150	848,614	(8,536)

77	U.S. Long Bond	Jun. 2007	8,561,704	8,566,250	4,546

					(65,273)

	Short Positions:

146	U.S. Treasury 2 Yr. Notes	Jun. 2007	$29,932,820	$29,914,031	$18,789

264	U.S. Treasury 10 Yr. Notes	Jun. 2007	28,717,285	28,545,000	172,285

					191,074

					$125,801

Forward Foreign currency exchange contracts outstanding at March 31, 2007:

Foreign Currency Contracts		Contracts to Deliver	Payable at Statement Date	Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real
expiring 05/03/07	BRL	169,090	75,571	$81,702	$6,131
expiring 05/03/07	BRL	285,155	130,000	137,783	7,783
expiring 05/03/07	BRL	317,477	145,000	153,401	8,401
expiring 05/03/07	BRL	320,324	146,000	154,776	8,776
expiring 05/03/07	BRL	665,467	305,400	321,544	16,144
expiring 05/03/07	BRL	891,072	408,000	430,553	22,553
expiring 06/04/07	BRL	160,701	71,853	77,326	5,473
expiring 06/04/07	BRL	161,594	72,285	77,756	5,471
expiring 06/04/07	BRL	160,536	71,796	77,247	5,451
expiring 06/04/07	BRL	161,743	72,287	77,828	5,541
expiring 06/04/07	BRL	96,739	43,674	46,549	2,875
expiring 06/04/07	BRL	89,102	40,245	42,874	2,629
expiring 06/04/07	BRL	89,102	40,218	42,875	2,657
expiring 10/23/08	BRL	1,778,063	725,000	863,011	138,011
Chinese Yuan Renminbi
expiring 09/25/07	CNY	192,088	25,000	25,592	592
expiring 11/07/07	CNY	1,245,580	164,000	166,006	2,006
expiring 11/21/07	CNY	1,501,800	200,000	200,155	155
Euro
expiring 04/26/07	EUR	48,693	65,158	65,114	(44)
Japanese Yen
expiring 04/03/07	JPY	51,347,824	436,427	435,934	(493)
expiring 04/26/07	JPY	56,190,031	478,759	478,652	(107)
Mexican Nuevo Peso
expiring 04/18/07	MXN	1,551,421	143,000	140,425	(2,575)
Pound Sterling
expiring 04/05/07	GBP	1,670,000	3,263,949	3,286,269	22,320
Norwegian Krone
expiring 04/24/07	NOK	3,137,711	517,100	516,573	(527)
expiring 04/24/07	NOK	9,934,322	1,631,868	1,635,324	3,456
New Zealand Dollar
expiring 04/23/07	NZD	804,992	565,040	574,164	9,124
Russian Rouble
expiring 11/02/07	RUB	2,967,380	113,000	114,246	1,246
expiring 11/02/07	RUB	2,968,510	113,000	114,289	1,289
expiring 12/07/07	RUB	2,562,455	98,000	98,656	656
expiring 12/07/07	RUB	7,543,281	287,500	290,421	2,921
expiring 12/07/07	RUB	7,539,688	287,500	290,283	2,783
Singapore Dollar
expiring 04/30/07	SGD	39,269	25,690	25,932	242
expiring 07/03/07	SGD	740,999	487,179	491,357	4,178

					285,118

		Contract to Deliver	Receivable at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Sold:
Australian Dollar
expiring 04/23/07	AUD	443,630	354,544	358,703	(4,159)
Brazilian Real
expiring 05/03/07	BRL	2,648,586	1,255,849	1,279,759	(23,910)
expiring 06/04/07	BRL	919,517	433,939	442,456	(8,517)
Chinese Yuan Renminbi
expiring 09/25/07	CNY	192,088	25,612	25,592	20
expiring 11/07/07	CNY	1,245,580	167,102	166,006	1,096
expiring 11/21/07	CNY	1,501,800	201,855	200,155	1,700
Euro
expiring 04/26/07	EUR	136,351	182,457	182,334	123
Pound Sterling
expiring 04/05/07	GBP	1,670,000	3,263,949	3,286,270	(22,321)
expiring 41/26/07	GBP	1,516,125	2,985,552	2,983,346	2,206
Hungarian Forint
expiring 04/24/07	HUF	952,275,334	5,114,810	5,124,216	(9,406)
Japanese Yen
expiring 04/26/07	JPY	701,065,474	5,979,900	5,971,990	7,910
expiring 04/26/07	JPY	51,347,824	437,722	437,404	318
Mexican Nuevo Peso
expiring 04/18/07	MXN	1,551,421	140,145	140,425	(280)
expiring 04/18/07	MXN	22,661,024	2,022,728	2,051,138	(28,410)
Norwegian Krone
expiring 04/24/07	NOK	19,847,349	3,222,495	3,267,542	(45,047)
Polish Zloty
expiring 04/24/07	PLZ	14,006,397	4,819,903	4,842,973	(23,070)
Russian Rouble
expiring 11/02/07	RUB	5,935,890	227,124	228,535	(1,411)
expiring 12/07/07	RUB	17,645,424	674,906	679,360	(4,454)
Singapore Dollar
expiring 05/03/07	SGD	39,269	25,729	25,937	(208)
expiring 07/03/07	SGD	740,999	487,091	491,357	(4,266)
Swedish Krona
expiring 04/24/07	SEK	9,008,385	1,291,664	1,291,804	(140)

					(162,226)

					$122,892

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	2/28/2017	$2,250	5.169%	3 month LIBOR	$(1,002)

Merrill Lynch Capital Services, Inc.(a)	3/2/2037	820	5.25%	3 month LIBOR	(16,872)

Morgan Stanley Capital Services (a)	12/22/2016	1,270	6.808%	3 month NZD-BBR-FRA	(10,379)

Morgan Stanley Capital Services (a)	2/5/2017	1,270	6.995%	3 month NZD-BBR-FRA	(16,195)

Morgan Stanley Capital Services (a)	3/2/2017	1,270	6.86%	3 month NZD-BBR-FRA	(19,794)

Citibank, N.A.(a)	2/27/2017	1,270	6.955%	3 month NZD-BBR-FRA	(16,665)

Citibank, N.A.(a)	3/12/2017	3,810	6.968%	3 month NZD-BBR-FRA	(35,443)

					$(116,350)

(a)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(b)	12/20/2009	1,000	4.55%	General Motors Corp., 7.125%, due 05/25/13	$34,525
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$1,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	13,793
Morgan Stanley Capital Services, Inc.(a)	9/20/2015	1,000	0.57%	Dow Chemical Co., Inc., 5.375%, due 12/15/13	7,098
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	800	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(8,684)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	100	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(1,479)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	26,477
Barclays Bank PLC(a)	6/20/2012	700	0.51%	Western Union Co. 5.93%, 10/01/16	(2,237)
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	1,000	1.88%	Centex Home Equity, Ser. 2005-B, Class B, 6.67%, 03/25/35	12,684
Morgan Stanley Capital Services, Inc.(b)	11/25/2035	1,000	2.15%	Residental Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M9, 7.57%, 11/25/35	28,877
Merrill Lynch Capital Services, Inc.(b)	12/25/2035	200	2.04%	Accredited Mortgage Loan Trust, Ser. 2005-4, Class M9, 7.82%, 12/25/35	8,861
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	2,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, 04/25/36	—
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	65	3.15%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, 04/25/36	8,216
Deutsche Bank AG(b)	12/25/2009	400	2.74%	Fieldstone Mortgage Investment Corp., 7.65%, due 05/25/36	57,536
Citibank, NA(b)	6/25/2036	300	3.25%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF9, Class M9 7.22%, 06/25/36	39,080
Deutsche Bank AG(b)	6/25/2036	400	2.53%	Residential Asset Securities Corp. 7.32%, 06/25/36	63,693
Deutsche Bank AG(b)	4/25/2036	150	3.05%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF10, Class M9, 7.22%, 07/25/36	25,111
Morgan Stanley Capital Services, Inc.(b)	7/25/2036	1,000	3.17%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, 07/25/36	159,284

Morgan Stanley Capital Services, Inc.(b)	8/25/2036	1,000	2.93%	New Century Home Equity Loan Trust, Ser. 2006-2, Class M9, 7.27%, 08/25/36	69,030

$541,865

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.